Net loss per share and dividends per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ 135,054	$ (38,086)	$ (6,046)
Denominator:
Weighted average number of shares outstanding, basic (in shares)	37,235,599	33,882,932	33,241,936
Weighted average number of shares outstanding, diluted (in shares)	38,359,985	33,882,932	33,241,936
Net income / (loss) per share, basic (in dollars per share)	$ 3.63	$ (1.12)	$ (0.18)
Net income / (loss) per share, diluted (in dollars per share)	$ 3.52	$ (1.12)	$ (0.18)